Fair Value Measurements (Tables) - ZANITE ACQUISITION CORP [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary Of Fair Value Measurement Of Assets And Liability With The Fair Value Hierarchy	During 2021, the value of the Public Warrant liability was transferred out of Level 3 and into Level 1 classification after the Public Warrants began active trading.

Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,947,197	$236,926,076
Liabilities:
Public Warrants	1	$7,360,000	10,465,000
Private Placement Warrants	3	$9,262,500	$13,110,000
For the year ended December 31, 2021, the value of the Public Warrant liability was transferred out of Level 3 and into Level 1 classification. The Public Warrant liability moved from Level 3 to Level 1 during the year ended December 31, 2021 after the Public Warrants began active trading.

Description	Level	December 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,926,076	$232,302,673
Liabilities:
Public Warrants	1	$10,465,000	—
Public Warrants	3	—	$19,435,000
Private Placement Warrants	3	$13,110,000	$17,080,500
Forward Contract	3	—	$3,542,000

Summary Of Fair Value Measurement Inputs And Valuation Techniques
The key inputs into the modified Black-Scholes model were as follows at March 31, 2022 and December 31, 2021:

Input	March 31, 2022	December 31, 2021	March 31, 2021
Risk-free interest rate	2.40%	1.29%	1.04%
Expected term (years)	5.11	5.0	5.5
Expected volatility	6.5%	12.3%	18.8%
Exercise price	$11.50	$11.50	$11.50
Dividend yield	0.0%	0.0%	0.0%
Expected stock price at De-SPAC	$10.26	$10.18	$9.95
Probability weighted average of additional shares to be issued for the forward contract	N/A	N/A	3,450,000

The key inputs into the Monte Carlo simulation model (December 31, 2020 only) and the modified Black-Scholes model were as follows at December 31, 2021 (Private Placement Warrants only) and December 31, 2020:

Input	December 31, 2021		December 31, 2020
Risk-free interest rate		1.29%	0.50%
Expected term (years)		5.0	6.0
Expected volatility		12.3%	25.0%
Exercise price		$11.50	$11.50
Dividend yield		0.0%	0.0%
Expected stock price at De-SPAC		$10.18	$10.00
Probability-weighted average of additional shares to be issued for the forward contract	$	N/A (1)	$4,600,000

(1)	The forward contract liability was settled during the year (Note 4).

Summary Of Change In The Fair Value Of The Derivative Liabilities
The change in the fair value of the derivative liabilities for the period ended March 31, 2022 and 2021 is summarized as follows:

	Private Placement	Public	Forward Contract	Derivative Liabilities
Fair value as of January 1, 2021	$17,080,500	$19,435,000	$3,542,000	$40,057,500
Change in valuation inputs or other assumptions	(4,632,000)	(4,945,000)	(2,541,500)	(12,118,500)

Fair value as of March 31, 2021	12,448,500	14,490,000	1,000,500	27,939,000
Sale of 2,300,000 warrants to Sponsor on May 19, 2021	2,093,000	—	—	2,093,000
Sale of 2,300,000 warrants to Sponsor on November 16, 2021	2,024,000	—	—	2,024,000
Change in valuation inputs or other assumptions (1)	(3,455,500)	(4,025,000)	(1,000,500)	(8,481,000)

Fair value as of December 31, 2021	13,110,000	10,465,000	—	23,575,000
Change in valuation inputs	(3,847,500)	(3,105,000)	—	(6,952,500)

Fair value as of March 31, 2022	$9,262,500	$7,360,000	$—	$16,622,500

(1)
The change in valuation inputs or other assumptions for the Forward Contract includes a settlement of the Forward Contract related to the Sponsor’s exercise of its option to purchase 4,600,000 Private Placement Warrants. The Company realized a $483,000 gain during the period as part of the settlement of the Forward Contract derivative liability. See Note 4 for additional information.

The change in the fair value of the derivative liabilities for the year ended December 31, 2021 is summarized as follows:

	Private Placement	Public	Forward Contract	Derivative Liabilities
Fair value as of January 1, 2021	$17,080,500	$19,435,000	$3,542,000	$40,057,500
Sale of 2,300,000 warrants to Sponsor on May 19, 2021	2,093,000	—	—	2,093,000
Sale of 2,300,000 warrants to Sponsor on November 16, 2021	2,024,000	—	—	2,024,000
Change in valuation inputs or other assumptions (1)	(8,087,500)	(8,970,000)	(3,542,000)	(20,599,500)

Fair value as of December 31, 2021	$13,110,000	$10,465,000	$—	$23,575,000

(1)
The change in valuation inputs or other assumptions for the Forward Contract includes a settlement of the Forward Contract related to the Sponsor’s exercise of its option to purchase 4,600,000 Private Placement Warrants. The Company realized a $483,000 gain during the period as part of the settlement of the Forward Contract derivative liability. See Note 4 for additional information.